Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
November 30, 2021
TBDK6-NPRT1-0122
1.9884013.104
Nonconvertible Bonds - 25.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	339,000	327,686
3.8% 12/1/57	4,105,000	4,286,935
4.3% 2/15/30	559,000	630,907
4.45% 4/1/24	51,000	54,516
5.15% 11/15/46	1,000,000	1,284,756
6.2% 3/15/40	840,000	1,124,593
6.3% 1/15/38	1,100,000	1,495,796
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,148,003
2.55% 3/21/31	1,065,000	1,076,425
3% 3/22/27	263,000	277,698
4.862% 8/21/46	1,250,000	1,645,104
5.012% 4/15/49	16,000	21,748
		13,374,167
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	2,301,709
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,042,573
5.375% 5/1/47	2,000,000	2,400,167
5.75% 4/1/48	861,000	1,084,149
Comcast Corp. 6.45% 3/15/37	365,000	533,569
Discovery Communications LLC:
3.625% 5/15/30	708,000	757,424
4.65% 5/15/50	1,913,000	2,268,073
Fox Corp.:
3.666% 1/25/22	123,000	123,586
4.03% 1/25/24	216,000	228,594
4.709% 1/25/29	312,000	356,537
5.476% 1/25/39	308,000	398,040
Time Warner Cable LLC:
6.75% 6/15/39	545,000	747,228
7.3% 7/1/38	2,420,000	3,471,900
		13,411,840
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,526,832
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,343,885
3.875% 4/15/30	2,100,000	2,282,373
4.375% 4/15/40	269,000	305,463
4.5% 4/15/50	528,000	617,523
		6,076,076
TOTAL COMMUNICATION SERVICES		35,163,792
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	1,167,000	1,178,947
3.125% 5/12/23 (b)	1,017,000	1,048,813
		2,227,760
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	382,238
3.6% 7/1/30	419,000	464,798
		847,036
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	890,000	929,981
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	156,000	180,455
AutoZone, Inc.:
3.625% 4/15/25	239,000	254,924
4% 4/15/30	1,110,000	1,241,081
Lowe's Companies, Inc. 4.5% 4/15/30	798,000	926,025
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	279,396
		2,881,881
TOTAL CONSUMER DISCRETIONARY		6,886,658
CONSUMER STAPLES - 2.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,557,638
4.9% 2/1/46	4,500,000	5,662,566
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	984,243
4.35% 6/1/40	720,000	845,754
4.5% 6/1/50	1,000,000	1,237,535
4.75% 4/15/58	613,000	777,487
5.45% 1/23/39	800,000	1,048,496
5.55% 1/23/49	1,824,000	2,515,870
5.8% 1/23/59 (Reg. S)	1,933,000	2,834,532
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,559,199
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,386,232
3.45% 3/25/30	713,000	794,014
		24,203,566
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.65% 4/1/25	580,000	653,542
5.95% 4/1/30	471,000	590,581
6.6% 4/1/50	710,000	1,115,305
		2,359,428
Food Products - 0.3%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	1,770,000	1,755,132
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(c)	1,455,000	1,439,155
6.5% 4/15/29 (b)	1,800,000	1,971,000
		5,165,287
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,487,212
4.25% 8/9/42	932,000	945,905
4.5% 5/2/43	632,000	671,403
4.8% 2/14/29	173,000	195,869
5.375% 1/31/44	1,137,000	1,326,781
5.95% 2/14/49	600,000	756,811
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,381,196
4.906% 4/2/30	1,500,000	1,691,495
5.282% 4/2/50	1,500,000	1,733,883
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	1,564,000	1,684,655
Reynolds American, Inc. 7.25% 6/15/37	75,000	101,472
		11,976,682
TOTAL CONSUMER STAPLES		43,704,963
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,456,932
3.85% 6/1/27	2,700,000	2,894,359
3.9% 2/1/25	525,000	557,953
5.85% 2/1/35	525,000	660,676
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,310,931
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,377
5.8% 6/1/45	10,000	13,620
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	529,100
5.85% 5/21/43 (b)(d)	2,820,000	2,695,525
Enbridge, Inc. 4.25% 12/1/26	525,000	575,960
Energy Transfer LP:
3.75% 5/15/30	481,000	506,358
4.2% 9/15/23	145,000	151,945
4.25% 3/15/23	195,000	201,343
4.5% 4/15/24	215,000	228,960
4.95% 6/15/28	494,000	558,481
5% 5/15/50	1,076,000	1,236,412
5.25% 4/15/29	350,000	400,300
5.4% 10/1/47	923,000	1,098,726
5.8% 6/15/38	275,000	333,745
6% 6/15/48	1,179,000	1,479,911
6.25% 4/15/49	241,000	312,884
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,456,494
Hess Corp.:
4.3% 4/1/27	1,146,000	1,244,569
5.6% 2/15/41	288,000	354,968
5.8% 4/1/47	874,000	1,147,960
7.125% 3/15/33	201,000	268,642
7.3% 8/15/31	231,000	308,189
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	370,736
6.55% 9/15/40	1,365,000	1,864,807
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	525,632
MPLX LP:
4.5% 7/15/23	274,000	286,511
4.8% 2/15/29	175,000	198,501
4.875% 12/1/24	272,000	295,700
5.5% 2/15/49	525,000	663,074
Occidental Petroleum Corp.:
3.2% 8/15/26	121,000	118,883
3.5% 8/15/29	382,000	374,096
4.3% 8/15/39	56,000	54,600
4.4% 8/15/49	56,000	55,020
4.5% 7/15/44	1,032,000	1,032,000
5.55% 3/15/26	831,000	888,368
6.2% 3/15/40	700,000	829,500
6.45% 9/15/36	600,000	745,044
6.6% 3/15/46	807,000	1,027,190
7.5% 5/1/31	927,000	1,168,423
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	2,114,413
6.625% 8/15/37	350,000	445,168
7.375% 11/1/31	435,000	555,753
8.125% 9/15/30	1,083,000	1,424,467
Petroleos Mexicanos:
5.95% 1/28/31	2,980,000	2,791,366
6.35% 2/12/48	3,548,000	2,786,067
6.49% 1/23/27	570,000	582,797
6.5% 3/13/27	20,000	20,435
6.75% 9/21/47	5,720,000	4,676,958
6.84% 1/23/30	7,272,000	7,261,092
6.95% 1/28/60	989,000	808,508
7.69% 1/23/50	2,090,000	1,875,378
Phillips 66 Co.:
3.7% 4/6/23	97,000	100,568
3.85% 4/9/25	125,000	133,862
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,939,749
3.6% 11/1/24	266,000	278,460
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	393,000
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,834,868
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,832,084
3.7% 1/15/23	2,000,000	2,050,104
4.3% 3/4/24	2,000,000	2,123,239
4.55% 6/24/24	70,000	75,213
5.75% 6/24/44	35,000	45,624
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	218,209
Valero Energy Corp. 2.85% 4/15/25	194,000	201,342
Western Gas Partners LP:
3.95% 6/1/25	174,000	179,910
4.5% 3/1/28	200,000	213,500
4.65% 7/1/26	138,000	147,315
4.75% 8/15/28	168,000	182,910
		78,802,764
FINANCIALS - 11.4%
Banks - 4.2%
Bank of America Corp.:
2.299% 7/21/32 (d)	1,880,000	1,844,871
3.5% 4/19/26	2,630,000	2,832,181
3.705% 4/24/28 (d)	528,000	570,117
4.45% 3/3/26	245,000	269,599
Barclays Bank PLC 1.7% 5/12/22	582,000	584,515
Barclays PLC:
2.852% 5/7/26 (d)	1,652,000	1,704,976
4.375% 1/12/26	900,000	984,322
5.088% 6/20/30 (d)	1,421,000	1,614,990
5.2% 5/12/26	1,318,000	1,479,943
BNP Paribas SA 2.219% 6/9/26 (b)(d)	1,520,000	1,543,125
CIT Group, Inc.:
3.929% 6/19/24 (d)	270,000	278,077
6.125% 3/9/28	210,000	247,800
Citigroup, Inc.:
3.352% 4/24/25 (d)	953,000	997,797
4.3% 11/20/26	6,314,000	6,963,453
4.4% 6/10/25	2,266,000	2,460,986
4.412% 3/31/31 (d)	2,221,000	2,533,480
4.45% 9/29/27	4,372,000	4,862,078
5.5% 9/13/25	566,000	640,550
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)	517,000	542,287
HSBC Holdings PLC 4.95% 3/31/30	298,000	350,392
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(d)	242,000	242,628
5.017% 6/26/24 (b)	200,000	213,807
5.71% 1/15/26 (b)	3,263,000	3,616,893
JPMorgan Chase & Co.:
2.956% 5/13/31 (d)	880,000	908,923
3.797% 7/23/24 (d)	35,000	36,581
3.882% 7/24/38 (d)	1,000,000	1,145,841
4.452% 12/5/29 (d)	5,500,000	6,249,870
4.493% 3/24/31 (d)	3,000,000	3,462,526
NatWest Group PLC:
3.073% 5/22/28 (d)	951,000	990,615
5.125% 5/28/24	1,000,000	1,082,363
6% 12/19/23	1,237,000	1,348,868
6.1% 6/10/23	3,800,000	4,071,160
6.125% 12/15/22	6,545,000	6,886,111
NatWest Markets PLC 2.375% 5/21/23 (b)	1,767,000	1,806,262
Rabobank Nederland 4.375% 8/4/25	500,000	543,566
Societe Generale:
1.038% 6/18/25 (b)(d)	3,800,000	3,748,078
1.488% 12/14/26 (b)(d)	1,953,000	1,908,633
UniCredit SpA 6.572% 1/14/22 (b)	948,000	954,124
Wells Fargo & Co.:
2.406% 10/30/25 (d)	927,000	951,792
4.478% 4/4/31 (d)	3,026,000	3,496,765
5.013% 4/4/51 (d)	2,880,000	3,983,757
Westpac Banking Corp. 4.11% 7/24/34 (d)	744,000	806,814
		81,761,516
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	416,301
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,739,995
4.2% 6/10/24	1,716,000	1,807,923
Credit Suisse Group AG:
2.593% 9/11/25 (b)(d)	2,086,000	2,132,970
3.75% 3/26/25	1,200,000	1,279,063
3.8% 6/9/23	1,250,000	1,302,110
3.869% 1/12/29 (b)(d)	1,570,000	1,681,565
4.194% 4/1/31 (b)(d)	2,010,000	2,210,855
4.207% 6/12/24 (b)(d)	500,000	522,240
4.55% 4/17/26	388,000	428,507
Deutsche Bank AG 4.5% 4/1/25	3,804,000	4,058,918
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,182,844
5% 2/14/22	1,568,000	1,581,784
5.882% 7/8/31 (d)	5,000,000	5,855,042
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)	1,922,000	1,885,850
3.2% 2/23/23	3,000,000	3,081,894
3.691% 6/5/28 (d)	4,660,000	5,021,550
3.75% 5/22/25	525,000	561,414
3.8% 3/15/30	3,630,000	3,979,680
3.814% 4/23/29 (d)	1,025,000	1,116,308
4.017% 10/31/38 (d)	1,000,000	1,141,719
4.223% 5/1/29 (d)	2,500,000	2,772,025
6.75% 10/1/37	278,000	392,614
Moody's Corp.:
3.25% 1/15/28	10,000	10,832
3.75% 3/24/25	1,044,000	1,117,854
4.875% 2/15/24	9,000	9,668
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,777,044
3.622% 4/1/31 (d)	2,099,000	2,291,657
3.737% 4/24/24 (d)	2,500,000	2,593,878
4.431% 1/23/30 (d)	2,242,000	2,556,341
5% 11/24/25	5,722,000	6,396,809
State Street Corp. 2.825% 3/30/23 (d)	142,000	143,035
UBS Group AG:
1.494% 8/10/27 (b)(d)	1,190,000	1,163,941
2.859% 8/15/23 (b)(d)	1,000,000	1,014,406
4.125% 9/24/25 (b)	500,000	544,480
		67,773,116
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,373,711
2.45% 10/29/26	868,000	870,184
2.875% 8/14/24	1,196,000	1,234,484
3% 10/29/28	909,000	915,366
3.3% 1/30/32	972,000	979,416
4.125% 7/3/23	512,000	533,909
4.45% 4/3/26	561,000	608,602
4.875% 1/16/24	843,000	900,769
6.5% 7/15/25	731,000	836,211
Ally Financial, Inc.:
1.45% 10/2/23	462,000	464,043
3.05% 6/5/23	1,940,000	1,991,826
5.125% 9/30/24	465,000	509,496
5.75% 11/20/25	1,560,000	1,766,671
5.8% 5/1/25	1,072,000	1,211,516
8% 11/1/31	549,000	776,633
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,559,952
3.65% 5/11/27	2,746,000	2,969,423
3.8% 1/31/28	877,000	960,042
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,678,861
4.1% 2/9/27	284,000	309,396
4.5% 1/30/26	803,000	880,873
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	2,033,500
4.063% 11/1/24	4,206,000	4,386,858
5.584% 3/18/24	1,113,000	1,187,348
5.596% 1/7/22	1,038,000	1,041,737
Synchrony Financial:
2.85% 7/25/22	302,000	306,036
3.95% 12/1/27	3,042,000	3,284,203
4.375% 3/19/24	1,056,000	1,119,587
5.15% 3/19/29	1,958,000	2,276,116
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,668,018
		44,634,787
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,235,657
4.05% 7/1/30	1,055,000	1,159,115
4.125% 5/15/29	1,000,000	1,113,183
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	74,875
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,575,175
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	1,174,929
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	1,347,686
		12,680,620
Insurance - 0.7%
AIA Group Ltd. 3.375% 4/7/30 (b)	1,502,000	1,626,448
American International Group, Inc.:
2.5% 6/30/25	2,900,000	3,000,667
3.4% 6/30/30	2,900,000	3,129,033
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,953,000	2,022,649
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	772,831
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	1,224,463
Pricoa Global Funding I 5.375% 5/15/45 (d)	1,045,000	1,118,547
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)	400,000	446,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	86,501
Unum Group:
3.875% 11/5/25	50,000	53,340
4% 6/15/29	852,000	943,414
		14,423,893
TOTAL FINANCIALS		221,273,932
HEALTH CARE - 1.1%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	40,139
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,638,688
2.625% 8/1/31	800,000	774,000
3.375% 2/15/30	815,000	820,821
4.25% 12/15/27	880,000	913,000
4.625% 12/15/29	1,370,000	1,465,900
Cigna Corp.:
3.05% 10/15/27	500,000	530,867
4.375% 10/15/28	884,000	1,001,586
4.8% 8/15/38	550,000	673,999
CVS Health Corp.:
3% 8/15/26	125,000	131,782
3.625% 4/1/27	375,000	405,422
4.78% 3/25/38	2,092,000	2,549,014
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,933,925
Toledo Hospital 5.325% 11/15/28	319,000	355,958
		13,194,962
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,493,192
Elanco Animal Health, Inc.:
5.272% 8/28/23 (d)	459,000	484,901
5.9% 8/28/28 (d)	194,000	221,911
Mylan NV 4.55% 4/15/28	450,000	506,112
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,473,071
Viatris, Inc.:
1.125% 6/22/22	614,000	614,919
1.65% 6/22/25	197,000	196,607
2.7% 6/22/30	1,003,000	1,001,497
3.85% 6/22/40	437,000	465,444
		8,457,654
TOTAL HEALTH CARE		21,692,755
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,108,385
The Boeing Co.:
5.04% 5/1/27	723,000	814,056
5.15% 5/1/30	723,000	838,675
5.705% 5/1/40	720,000	919,582
5.805% 5/1/50	700,000	944,167
5.93% 5/1/60	720,000	995,216
		5,620,081
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	263,019
3.375% 7/1/25	1,294,000	1,356,444
3.875% 7/3/23	877,000	914,886
4.25% 2/1/24	977,000	1,034,221
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,071,568
		5,640,138
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	398,277
4.25% 4/15/26 (b)	290,000	309,598
4.375% 5/1/26 (b)	880,000	942,971
5.25% 5/15/24 (b)	730,000	785,567
		2,436,413
TOTAL INDUSTRIALS		13,696,632
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	480,000	509,118
5.85% 7/15/25	263,000	300,879
6.02% 6/15/26	258,000	300,310
6.1% 7/15/27	483,000	581,695
6.2% 7/15/30	418,000	531,362
		2,223,364
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	342,462
2.45% 2/15/31 (b)	3,421,000	3,292,419
2.6% 2/15/33 (b)	3,032,000	2,900,635
3.5% 2/15/41 (b)	2,410,000	2,403,779
3.75% 2/15/51 (b)	1,131,000	1,176,461
		10,115,756
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,234,916
2.3% 3/25/28	1,961,000	1,971,899
2.8% 4/1/27	1,423,000	1,474,327
2.875% 3/25/31	2,460,000	2,517,690
		7,198,832
TOTAL INFORMATION TECHNOLOGY		19,537,952
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	1,206,000	1,350,212
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,033,327
American Homes 4 Rent LP 2.375% 7/15/31	153,000	151,342
Boston Properties, Inc.:
3.25% 1/30/31	792,000	827,513
4.5% 12/1/28	605,000	688,130
Corporate Office Properties LP:
2.25% 3/15/26	348,000	352,162
2.75% 4/15/31	235,000	235,634
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	269,873
3.5% 8/1/26	270,000	289,906
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	120,716
3.5% 7/15/29	129,000	140,523
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,678,605
Kite Realty Group Trust 4.75% 9/15/30	79,000	87,526
Lexington Corporate Properties Trust 2.7% 9/15/30	387,000	389,312
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,013,000	985,588
3.375% 2/1/31	701,000	705,883
3.625% 10/1/29	1,155,000	1,208,337
4.375% 8/1/23	343,000	359,293
4.75% 1/15/28	3,349,000	3,712,600
4.95% 4/1/24	2,400,000	2,576,285
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	293,007
Realty Income Corp.:
2.2% 6/15/28	172,000	173,579
2.85% 12/15/32	211,000	220,105
3.25% 1/15/31	213,000	228,886
3.4% 1/15/28	320,000	344,006
Simon Property Group LP 2.45% 9/13/29	333,000	337,832
Store Capital Corp.:
2.75% 11/18/30	424,000	426,268
4.625% 3/15/29	315,000	355,970
Ventas Realty LP:
3% 1/15/30	1,531,000	1,582,786
3.5% 2/1/25	1,265,000	1,339,756
4% 3/1/28	218,000	240,607
4.75% 11/15/30	2,100,000	2,460,205
Vornado Realty LP 2.15% 6/1/26	374,000	375,442
WP Carey, Inc.:
3.85% 7/15/29	246,000	272,878
4% 2/1/25	489,000	523,779
4.6% 4/1/24	1,250,000	1,334,088
		26,321,749
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	575,636
3.95% 11/15/27	421,000	454,166
4.1% 10/1/24	995,000	1,059,510
4.55% 10/1/29	260,000	289,151
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	1,073,214
Sun Communities Operating LP:
2.3% 11/1/28	341,000	340,315
2.7% 7/15/31	880,000	881,371
Tanger Properties LP:
2.75% 9/1/31	897,000	860,276
3.125% 9/1/26	2,775,000	2,883,365
		8,417,004
TOTAL REAL ESTATE		34,738,753
UTILITIES - 1.1%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,207,292
3.743% 5/1/26	1,337,000	1,425,595
Duke Energy Corp. 2.45% 6/1/30	565,000	560,576
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	271,799
2.775% 1/7/32 (b)	935,000	934,503
Edison International 5.75% 6/15/27	2,985,000	3,400,320
Entergy Corp. 2.8% 6/15/30	580,000	593,127
Exelon Corp. 4.05% 4/15/30	365,000	409,106
FirstEnergy Corp.:
4.75% 3/15/23	45,000	46,261
7.375% 11/15/31	1,805,000	2,414,025
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	180,846
		12,443,450
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	1,747,000	1,827,502
3.95% 7/15/30 (b)	1,523,000	1,641,931
		3,469,433
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,781,204
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	177,887
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,769,976
Puget Energy, Inc. 4.1% 6/15/30	683,000	741,752
		5,470,819
TOTAL UTILITIES		21,383,702
TOTAL NONCONVERTIBLE BONDS (Cost $464,354,074)		498,232,115

U.S. Government and Government Agency Obligations - 35.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	1,239,000	1,570,271

U.S. Treasury Obligations - 35.8%
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	7,835,344
1.75% 8/15/41	11,769,000	11,553,848
1.875% 11/15/51	15,930,000	16,243,622
2% 8/15/51	80,358,000	84,149,893
2.375% 5/15/51	12,575,000	14,262,801
3% 2/15/47	24,645,000	30,515,516
U.S. Treasury Notes:
0.25% 5/15/24	1,280,000	1,265,750
0.25% 7/31/25	33,235,000	32,337,915
0.375% 12/31/25	13,450,000	13,074,346
0.75% 3/31/26	33,344,000	32,845,142
0.75% 4/30/26	21,500,000	21,162,383
0.75% 8/31/26	15,360,000	15,082,800
0.875% 6/30/26	37,530,000	37,104,856
0.875% 9/30/26	50,000,000	49,355,469
1.125% 2/15/31	61,339,000	59,879,803
1.25% 5/31/28	96,952,000	96,486,168
1.375% 11/15/31 (e)	20,536,000	20,410,859
2.125% 3/31/24	3,683,000	3,807,445
2.125% 7/31/24	38,835,000	40,239,735
2.125% 5/31/26	21,170,000	22,111,900
2.25% 12/31/24	2,843,000	2,962,495
2.5% 1/31/24	15,400,000	16,023,219
2.5% 2/28/26	60,080,000	63,586,232
TOTAL U.S. TREASURY OBLIGATIONS		692,297,541
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $688,999,420)		693,867,812

U.S. Government Agency - Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.3%
2% 11/1/50 to 11/1/51	1,543,626	1,549,214
3% 10/1/51 (c)	3,600,611	3,797,354
4% 7/1/47	131,073	140,345
TOTAL FANNIE MAE		5,486,913
Freddie Mac - 0.0%
2% 3/1/51 to 11/1/51	693,212	694,971

Ginnie Mae - 0.2%
2% 12/1/51 (c)	400,000	405,112
2% 12/1/51 (c)	400,000	405,112
2% 12/1/51 (c)	300,000	303,834
2% 12/1/51 (c)	250,000	253,195
2% 12/1/51 (c)	150,000	151,917
2% 12/1/51 (c)	100,000	101,278
2% 12/1/51 (c)	100,000	101,278
2.5% 12/1/51 (c)	1,200,000	1,232,833
3% 5/20/51	95,310	98,823
3.5% 12/1/51 (c)	50,000	52,217
TOTAL GINNIE MAE		3,105,599
Uniform Mortgage Backed Securities - 2.0%
1.5% 12/1/51 (c)	950,000	918,644
1.5% 12/1/51 (c)	650,000	628,546
1.5% 12/1/51 (c)	500,000	483,497
2% 12/1/51 (c)	650,000	650,588
2% 12/1/51 (c)	650,000	650,588
2% 12/1/51 (c)	650,000	650,588
2% 12/1/51 (c)	950,000	950,859
2% 12/1/51 (c)	800,000	800,723
2% 12/1/51 (c)	500,000	500,452
2% 12/1/51 (c)	225,000	225,203
2% 12/1/51 (c)	875,000	875,791
2% 12/1/51 (c)	50,000	50,045
2% 12/1/51 (c)	600,000	600,543
2% 12/1/51 (c)	175,000	175,158
2% 12/1/51 (c)	400,000	400,362
2% 1/1/52 (c)	600,000	599,371
2% 1/1/52 (c)	650,000	649,318
2.5% 12/1/51 (c)	3,300,000	3,382,500
2.5% 12/1/51 (c)	2,750,000	2,818,750
2.5% 12/1/51 (c)	1,850,000	1,896,250
2.5% 12/1/51 (c)	2,100,000	2,152,500
2.5% 12/1/51 (c)	300,000	307,500
2.5% 12/1/51 (c)	1,250,000	1,281,250
2.5% 12/1/51 (c)	1,500,000	1,537,500
2.5% 1/1/52 (c)	1,550,000	1,584,875
3% 12/1/51 (c)	1,100,000	1,142,023
3% 12/1/51 (c)	3,600,000	3,737,531
3% 12/1/51 (c)	2,800,000	2,906,969
3% 12/1/51 (c)	2,800,000	2,906,969
3% 12/1/51 (c)	800,000	830,562
3.5% 12/1/51 (c)	2,950,000	3,101,303
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		39,396,758
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,683,789)		48,684,241

Asset-Backed Securities - 5.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	374,400	329,866
Series 2019-1 Class A, 3.844% 5/15/39 (b)	624,040	592,650
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,100,417	1,059,654
Class B, 4.458% 10/16/39 (b)	220,258	183,490
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,431,975	1,412,340
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,497,000	2,492,765
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	456,000	456,271
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(d)(f)	365,000	365,024
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(d)(f)	869,000	869,000
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (b)(d)(f)	1,670,000	1,668,801
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (b)(d)(f)	1,972,000	1,971,994
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(d)(f)	610,000	610,248
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(d)(f)	992,000	992,321
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.1416% 4/30/31 (b)(d)(f)	1,700,000	1,699,997
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	578,977	548,798
Class B, 4.335% 1/16/40 (b)	244,877	175,850
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(d)(f)	1,101,000	1,101,460
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (b)(d)(f)	1,741,000	1,741,587
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (b)(d)(f)	657,000	654,436
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(d)(f)	1,286,000	1,286,832
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (b)(d)(f)	1,398,000	1,398,189
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(d)(f)	460,000	460,140
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(d)(f)	860,000	859,487
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (b)(d)(f)	1,437,000	1,437,399
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(d)(f)	1,680,000	1,680,042
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(d)(f)	1,135,000	1,135,568
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(d)(f)	1,299,000	1,298,994
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,839,854	1,826,714
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(d)(f)	1,388,000	1,385,082
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,034,010	1,033,336
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	896,080	893,320
Class B, 5.095% 4/15/39 (b)	488,890	464,535
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	519,518	513,579
Series 2021-1A Class A, 3.474% 1/15/46 (b)	408,635	417,072
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(d)(f)	1,037,000	1,036,568
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(d)(f)	838,000	837,504
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (b)(d)(f)	1,199,000	1,196,295
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(d)(f)	1,364,000	1,360,748
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(d)(f)	1,620,000	1,616,517
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(d)(f)	2,220,000	2,221,840
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	75,692	76,028
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	460,075	479,817
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(d)(f)	875,000	875,000
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (b)(d)(f)	1,259,000	1,259,269
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(d)(f)	900,000	900,447
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(d)(f)	1,156,000	1,155,304
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(d)(f)	707,000	707,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (b)(d)(f)	1,700,000	1,700,571
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(d)(f)	610,000	610,419
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(d)(f)	350,000	350,197
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	584,173	581,742
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(d)	749,621	749,228
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(d)(f)	902,000	903,147
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(d)(f)	1,250,000	1,250,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(d)(f)	1,560,000	1,561,679
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	380,397	376,347
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	504,465	500,110
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(c)(d)(f)	960,000	960,000
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(d)(f)	820,000	820,254
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (b)(d)(f)	926,203	927,585
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(d)(f)	1,690,000	1,693,277
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(d)(f)	1,540,000	1,539,918
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(d)(f)	923,000	922,478
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (b)(d)(f)	364,000	364,043
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(d)(f)	578,000	578,391
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(d)(f)	305,000	304,818
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (b)(d)(f)	1,565,000	1,564,066
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(d)(f)	1,821,000	1,821,364
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (b)(d)(f)	1,158,000	1,159,269
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(d)(f)	1,132,000	1,132,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(d)(f)	1,480,000	1,481,368
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)	39,209	39,265
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	254,561	261,464
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(d)(f)	1,391,000	1,391,036
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	687,672	686,180
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(d)(f)	500,000	499,706
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,938,060	1,985,965
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	951,060	986,363
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)	477,914	476,848
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	940,188	922,718
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(d)(f)	1,717,000	1,718,188
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	1,080,941	1,060,467
Class B, 4.335% 3/15/40 (b)	233,783	204,476
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,249,226
1.884% 7/15/50 (b)	498,000	500,071
2.328% 7/15/52 (b)	381,000	389,641
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.4123% 4/18/33 (b)(d)(f)	3,000,000	3,003,222
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (b)(d)(f)	980,000	980,000
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (b)(d)(f)	1,453,000	1,453,602
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(d)(f)	1,290,000	1,287,592
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(d)(f)	921,000	924,243
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	864,244	862,682
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,529,226	1,525,405
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (b)(d)	269,615	279,766
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (b)(d)(f)	1,290,000	1,290,348
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(d)(f)	851,000	850,514
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(d)(f)	1,736,000	1,734,967
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(d)(f)	860,000	859,997
TOTAL ASSET-BACKED SECURITIES (Cost $100,003,983)		100,015,401

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	740,699	740,748
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	784,917	784,371
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	492,096	495,001
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(d)	2,275,000	2,296,635
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	623,752	656,259

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,949,276)		4,973,014

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(d)(f)	1,278,000	1,294,881
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,540,681
Class ANM, 3.112% 11/5/32 (b)	778,000	797,250
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	133,565
Class CNM, 3.8425% 11/5/32 (b)(d)	100,000	100,252
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	141,006
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	169,896
Series 2019-B12 Class XA, 1.2% 8/15/52 (d)(g)	8,045,411	470,661
Series 2019-B14 Class XA, 0.9093% 12/15/62 (d)(g)	4,565,248	203,492
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(d)(f)	760,000	760,915
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(d)(f)	668,033	666,358
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(d)(f)	464,283	462,839
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(d)(f)	885,143	881,262
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(d)(f)	1,794,000	1,788,954
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (b)(d)(f)	268,000	267,352
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (b)(d)(f)	359,000	358,133
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (b)(d)(f)	349,000	348,157
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(d)(f)	1,213,000	1,210,070
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(d)(f)	1,704,318	1,702,715
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(d)(f)	933,826	932,703
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(d)(f)	237,279	201,967
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(d)(f)	328,300	327,066
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(d)(f)	614,000	609,768
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(d)(f)	406,000	401,442
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (b)(d)(f)	426,000	420,129
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(d)(f)	534,650	533,478
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(d)(f)	672,350	670,461
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(d)(f)	952,850	949,601
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(d)(f)	4,313,750	4,296,181
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(d)(f)	546,117	543,379
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(d)(f)	814,000	812,215
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,899,216	1,867,799
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(d)(f)	580,000	578,547
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (b)(d)(f)	200,000	198,757
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(d)(f)	1,556,638	1,553,710
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(d)(f)	306,761	304,453
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(d)(f)	346,471	342,127
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(d)(f)	1,103,000	1,100,921
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(d)(f)	340,000	338,720
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(d)(f)	253,000	251,889
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(d)(f)	312,000	310,435
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1711% 4/10/48 (d)(g)	2,784,659	82,537
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	280,010
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	271,729
Series 2014-CR17 Class XA, 1.1207% 5/10/47 (d)(g)	1,417,786	27,494
Series 2014-LC17 Class XA, 0.8567% 10/10/47 (d)(g)	2,529,538	42,361
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (b)(d)(f)	82,115	81,805
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(d)(f)	673,000	671,314
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (b)(d)(f)	162,000	161,391
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	413,000	417,659
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	612,393
Class B, 4.5349% 4/15/36 (b)	107,000	109,300
Class C, 4.9414% 4/15/36 (b)(d)	123,000	124,541
Class D, 4.9414% 4/15/36 (b)(d)	245,000	241,607
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.34% 12/15/30 (b)(d)(f)	1,296,000	1,291,595
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(d)(f)	2,537,000	2,525,090
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(d)(f)	803,818	803,336
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(d)(f)	457,619	457,332
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(d)(f)	337,246	337,144
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(d)(f)	678,470	678,470
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (b)(d)(f)	1,324,046	1,319,501
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (b)(d)(f)	457,000	455,978
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(d)(f)	1,036,000	1,036,308
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(d)(f)	160,000	160,048
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(d)(f)	132,000	132,039
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	496,280
Class CFX, 4.9498% 7/5/33 (b)	103,000	106,877
Class DFX, 5.3503% 7/5/33 (b)	159,000	164,472
Class EFX, 5.5422% 7/5/33 (b)	218,000	222,724
Class XAFX, 1.2948% 7/5/33 (b)(d)(g)	2,000,000	30,971
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(d)(f)	1,399,000	1,396,163
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(d)(f)	337,000	334,572
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(d)(f)	212,000	210,216
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (b)(d)(f)	295,000	292,321
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(d)(f)	258,000	255,906
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.34% 8/15/33 (b)(d)(f)	604,073	602,847
Class C, 1 month U.S. LIBOR + 1.500% 1.59% 8/15/33 (b)(d)(f)	1,454,784	1,447,434
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,744,991
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	439,101
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	246,000	248,931
Class C, 3.283% 11/10/36 (b)(d)	235,000	234,785
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(d)(f)	444,000	444,000
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (b)(d)(f)	525,511	525,505
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(d)(f)	1,701,000	1,691,250
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(d)(f)	974,000	968,420
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(d)(f)	605,000	601,532
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(d)(f)	398,000	395,718
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1691% 12/15/50 (d)(g)	1,427,812	66,469
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(d)(f)	833,718	832,004
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,372,028
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	89,819
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(d)(f)	953,000	952,715
Series 2017-C42 Class XA, 1.0213% 12/15/50 (d)(g)	3,626,236	168,248
Series 2018-C46 Class XA, 1.1013% 8/15/51 (d)(g)	3,006,508	125,532
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	385,454
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1717% 8/15/47 (d)(g)	940,317	20,521
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (d)(g)	1,192,337	26,145
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,587,188)		60,059,120

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	144,501
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,952,171
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,969,972
TOTAL MUNICIPAL SECURITIES (Cost $4,548,926)		5,066,644

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (h)	685,010	211,668
1% 7/9/29	75,245	24,718
1.125% 7/9/35 (h)	1,254,989	349,514
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,193,100
5.95% 1/25/27 (b)	2,850,000	3,141,832
6% 7/19/28 (b)	550,000	605,000
Emirate of Abu Dhabi:
3.125% 4/16/30 (b)	1,060,000	1,140,825
3.875% 4/16/50 (b)	915,000	1,059,113
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,332,706
4.2% 10/15/50	2,100,000	2,331,231
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)	700,000	733,250
3.25% 10/22/30 (b)	595,000	631,444
4.5% 4/22/60 (b)	390,000	469,950
State of Qatar:
3.4% 4/16/25 (b)	585,000	621,855
3.75% 4/16/30 (b)	1,440,000	1,601,280
4.4% 4/16/50 (b)	1,390,000	1,697,538
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,054,393)		18,145,024

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,398,479)	1,400,000	1,430,859

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (d)	401,000	420,800
Regions Bank 6.45% 6/26/37	250,000	354,829
TOTAL BANK NOTES (Cost $699,064)		775,629

Fixed-Income Funds - 26.5%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (i)	5,048,274	45,030,603
Fidelity Floating Rate Central Fund (i)	1,079,109	108,277,792
Fidelity International Credit Central Fund (i)	522,500	52,934,475
Fidelity Mortgage Backed Securities Central Fund (i)	1,657,210	181,133,051
Fidelity Specialized High Income Central Fund (i)	1,322,934	125,718,463
TOTAL FIXED-INCOME FUNDS (Cost $512,442,202)		513,094,384

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $361,680)	330,000	348,904

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j)	37,236,133	37,243,580
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	19,627,962	19,629,925
TOTAL MONEY MARKET FUNDS (Cost $56,872,760)		56,873,505

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,960,955,234)	2,001,566,652
NET OTHER ASSETS (LIABILITIES) - (3.5)% (l)(m)	(66,867,318)
NET ASSETS - 100.0%	1,934,699,334

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(600,000)	(600,543)
2% 12/1/51	(650,000)	(650,588)
2% 12/1/51	(450,000)	(450,407)
2% 12/1/51	(875,000)	(875,791)
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(600,000)	(600,543)
2% 12/1/51	(175,000)	(175,158)
2.5% 12/1/51	(3,600,000)	(3,690,000)
2.5% 12/1/51	(1,550,000)	(1,588,750)
2.5% 12/1/51	(300,000)	(307,500)
2.5% 12/1/51	(1,250,000)	(1,281,250)
3% 12/1/51	(3,600,000)	(3,737,531)
3% 12/1/51	(2,800,000)	(2,906,969)
3% 12/1/51	(800,000)	(830,562)

TOTAL TBA SALE COMMITMENTS (Proceeds $17,771,581)		(17,795,682)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9	Mar 2022	1,177,313	(12,033)	(12,033)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	49	Mar 2022	10,717,984	(6,857)	(6,857)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Mar 2022	1,213,984	(4,161)	(4,161)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	14	Mar 2022	2,269,750	(35,947)	(35,947)

TOTAL FUTURES CONTRACTS					(58,998)
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,560,000	(16,704)	(61)	(16,765)
CMBX N.A. AAA Index Series 12	Aug 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	830,000	(3,040)	(6,264)	(9,304)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	214	1,748	1,962
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	170,000	121	460	581
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800,000	569	(1,002)	(433)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	330,000	235	1,804	2,039

TOTAL CREDIT DEFAULT SWAPS						(18,605)	(3,315)	(21,920)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	5,802,000	(46,427)	0	(46,427)
3-month LIBOR(4)	Quarterly	2%	Semi - annual	LCH	Dec 2051	76,000	(460)	0	(460)
TOTAL INTEREST RATE SWAPS							(46,887)	0	(46,887)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,131,973 or 12.9% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $95,250 of cash collateral to cover margin requirements for futures contracts.
(m)	Includes $53,844 of cash collateral segregated for open centrally cleared OTC swaps

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	51,429,217	224,998,509	239,184,146	8,571	-	-	37,243,580	0.1%
Fidelity Emerging Markets Debt Central Fund	46,303,339	481,859	-	481,859	-	(1,754,595)	45,030,603	1.7%
Fidelity Floating Rate Central Fund	107,325,493	1,063,625	-	1,063,625	-	(111,326)	108,277,792	3.6%
Fidelity International Credit Central Fund	-	52,720,250	-	-	-	214,225	52,934,475	8.3%
Fidelity Mortgage Backed Securities Central Fund	182,301,525	1,789,619	-	1,789,615	-	(2,958,093)	181,133,051	8.8%
Fidelity Securities Lending Cash Central Fund 0.07%	58,854,720	157,106,107	196,330,902	16,776	-	-	19,629,925	0.1%
Fidelity Specialized High Income Central Fund	127,541,730	5,675,899	-	5,675,845	-	(7,499,166)	125,718,463	35.3%
Total	573,756,024	443,835,868	435,515,048	9,036,291	-	(12,108,955)	569,967,889

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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